Segment Information	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Segment Information
26.	Segment Information:

The Company has determined that it operates in three reportable segments: (i) the dry bulk segment, (ii) the containership segment and (iii) the asset management segment. These reportable segments reflect the Company’s internal organization and the way its chief operating decision maker (“CODM”), who is the Chief Executive Officer of the Company, reviews and analyzes the operating results and allocates capital within the Company. The CODM assesses segment performance using key financial measures, including revenues, operating expenses, and segment operating income. These metrics help the CODM assess segment profitability, optimize fleet deployment, control costs and determine capital allocation. Based on these segment performance trends, the CODM makes resource allocation decisions such as adjusting asset acquisition strategies, adjusting chartering strategies, prioritizing fleet expansion or disposals, and optimizing cost efficiencies to enhance profitability and overall segment performance. Further, the transport of dry bulk cargoes and containerized cargoes has different characteristics, and the nature of trade, trading routes, charterers and cargo handling differ in important respects. MPC Capital provides asset management services and it does not have similar economic characteristics to the other two segments. The Company does not disclose geographic information relating to its dry bulk and container ship segments because when it charters a vessel to a charterer, the charterer is free, subject to certain exemptions, to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable. For the asset management disclosure of geographic information, refer to Note 19.

The table below presents information about the Company’s reportable segments as of and for the six months ended June 30, 2025, and 2026. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim condensed consolidated financial statements.

	Six months ended June 30, 2025				Six months ended June 30, 2026
	Dry bulk segment	Containership segment	Asset management segment	Total	Dry bulk segment	Containership segment	Asset management segment	Total
- Vessel revenues	$15,312,143	$6,170,124	$—	$21,482,267	$21,580,347	$5,263,204	$—	$26,843,551
- Revenue from services	—	—	16,803,545	16,803,545	—	—	19,981,835	19,981,835
Total revenues	$15,312,143	$6,170,124	$16,803,545	$38,285,812	$21,580,347	$5,263,204	$19,981,835	$46,825,386
Voyage expenses (including charges from related party)	(1,341,234)	(435,583)	—	(1,776,817)	(1,295,820)	(759,989)	—	(2,055,809)
Vessel operating expenses	(8,387,369)	(1,857,355)	—	(10,244,724)	(7,818,489)	(875,777)	—	(8,694,266)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)	—	—	(10,504,581)	(10,504,581)	—	—	(14,009,651)	(14,009,651)
Management fees to related parties	(1,953,033)	(335,610)	—	(2,288,643)	(1,579,960)	(205,964)	—	(1,785,924)
Depreciation and amortization	(4,778,984)	(724,256)	(1,149,915)	(6,653,155)	(5,008,668)	(727,473)	(1,865,608)	(7,601,749)
(Provision)/ recovery of provision for doubtful accounts	—	—	(15,459)	(15,459)	—	—	75,908	75,908
General and administrative expenses (1)	—	—	(5,305,768)	(5,305,768)	—	—	(5,102,531)	(5,102,531)
Net gain / (loss) on sale of vessels	(2,082,412)	80,766	—	(2,001,646)	—	—	—	—
Loss on vessels held for sale	(5,554,777)	—	—	(5,554,777)	—	—	—	—
Net gain on disposition of assets	—	—	410,099	410,099	—	—	346	346
Net gain / (loss) from equity method investments	—	—	441,493	441,493	—	—	(864,264)	(864,264)
Net (loss) / gain from equity method investments measured at fair value	—	—	(25,430,461)	(25,430,461)	—	—	57,601,559	57,601,559
Segments operating income/(loss)	$(8,785,666)	$2,898,086	$(24,751,047)	$(30,638,627)	$5,877,410	$2,694,001	$55,817,594	$64,389,005
Interest and finance costs				(431,125)				(2,040,601)
Interest income				587,209				907,815
Foreign exchange (loss) / gain				(1,301,795)				7,163,330
Unallocated net gain from equity method investments at fair value				615,812				11,998,969
Unallocated corporate general and administrative expenses (1)				(4,241,967)				(3,435,492)
Corporate Interest and finance costs				(2,762,996)				(630,564)
Corporate Interest income				422,238				761,265
Corporate exchange (losses)/ gains				162,197				(65,039)
Dividend income on equity securities				2,196,716				960,568
Dividend income from related party				703,889				700,000
Dividend income from equity method investments measured at fair value (related party) (2)				10,610,587				7,837,525
Gains on equity securities				5,457,774				7,847,290
Gains on debt securities				—				3,829
Other net				2,213,634				1,815,099
Net income / (loss), before taxes				$(16,406,454)				$98,212,999

(1)
In accordance with ASC 280 Segment Reporting, the Company has included general and administrative expenses as a separately disclosed expense line item within the asset management segment. General and administrative expenses of MPC Capital are directly attributable to, and incurred solely in connection with, the operations of the asset management segment and do not include any allocated or shared corporate expenses. These expenses represent a significant component of the asset management segment’s operating results and are regularly provided to and reviewed by the CODM in assessing segment performance and making resource allocation decisions. General and administrative expenses of the asset management segment were not separately disclosed in prior periods as the amounts were not considered significant. As they have become significant to the asset management segment in the year ended December 31, 2025, the Company has elected to present this expense category separately. In accordance with ASC 280-10-50-29, comparative segment information for the six months ended June 30, 2025 has been recast to conform to the current year presentation. The recast of the comparative period did not result in any change to previously reported assets, or consolidated results.

(2)
The CODM evaluates the performance of each operating segment using segment operating income as the primary measure of profitability. In addition to the metrics that comprise segment operating income, the CODM also currently reviews dividend income from equity method investments measured at fair value in connection with the assessment of the asset management segment’s performance, which amounted to $9,956,652 for the six-months ended June 30, 2025 and $6,463,656 for the six-months ended June 30, 2026. Such dividend income is not included in the measure of segment operating income but is considered by the CODM as supplemental information when allocating resources and evaluating the results of the asset management segment.

A reconciliation of total segment assets to total assets presented in the accompanying unaudited condensed consolidated balance sheets of December 31, 2025 and June 30, 2026, is as follows:
	As of December 31, 2025	As of June 30, 2026
Dry bulk segment	$164,200,986	$241,520,794
Containership segment	16,926,037	15,561,563
Asset management segment	331,442,985	408,269,076
Cash and cash equivalents (1)	110,624,550	64,380,691
Prepaid expenses and other assets (1)	174,163,883	161,544,543
Total consolidated assets	$797,358,441	$891,276,667

(1)	Refers to assets of other, non-vessel owning, entities included in the unaudited interim consolidated financial statements.